UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
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Address:   Times Square Tower
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           7 Times Square, Suite 3505
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           New York, NY 10036
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Form 13F File Number:  028-12495
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott V. Beechert
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Title:     General Counsel & Chief Compliance Officer
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Phone:     (212) 703-2135
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Signature, Place, and Date of Signing:

       /s/ Scott V. Beechert        New York, New York      November 14, 2008
       -------------------------    ---------------------     ---------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

























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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        7
                                               -------------

Form 13F Information Table Value Total:        $83,067
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE











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
                                                      FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7            COLUMN 8

                             TITLE                 VALUE       SHRS OR  SH/ PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     CUSIP     (x$1000)    PRN AMT  PRN CALL  DISCRETION    MANAGERS    SOLE     SHARED    NONE
-------------------------  ----------    -----     --------    -------- --------  ----------    --------   -----------------------

AEP INDS INC                COM        001031103     9,906     495,301  SH          SOLE                    495,301
ENER1 INC                   COM NEW    29267A203    12,628   1,616,927  SH          SOLE                  1,616,927
GENTEK INC                  COM NEW    37245X203     8,998     350,000  SH          SOLE                    350,000
GRAPHIC PACKAGING HLDG CO   COM        388689101    20,027   8,010,890  SH          SOLE                  8,010,890
NATIONAL CITY CORP          COM        635405103       872     498,300  SH          SOLE                    498,300
NAVISTAR INTL CORP NEW      COM        63934E108    12,461     230,000  SH          SOLE                    230,000
WEYERHAEUSER CO             COM        962166104    18,174     300,000  SH  CALL    SOLE                    300,000
